SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 466,933	$ 479,672	$ 602,078
Accumulated Depreciation	(402,613)	(390,396)	(429,276)
Net Book Value	64,320	89,276	172,802
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,854	3,880	2,144
Accumulated Depreciation	(1,597)	(573)	(739)
Net Book Value	2,257	3,307	1,405
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	341,348	348,376	435,659
Accumulated Depreciation	(279,285)	(271,107)	(298,845)
Net Book Value	62,063	77,269	136,814
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	121,731	127,416	164,275
Accumulated Depreciation	(121,731)	(118,716)	(129,692)
Net Book Value		$ 8,700	$ 34,583